Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities (Narrative) (Details) - GBP (£) £ in Millions	5 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of subsidiaries [line items]
Profit (loss) from discontinued operations		£ (47)	£ (1,386)		£ 2,137
Barclay's Africa Banking Group Limited [member]
Disclosure of subsidiaries [line items]
Profit (loss) from discontinued operations	£ (2,195)

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.